SHARE-BASED COMPENSATION - Unvested Balance of Restricted Stock Units (Details) - Restricted Stock Units	12 Months Ended
Dec. 31, 2020 $ / shares shares
Shares
Unvested balance - beginning | shares	0
Granted | shares	322,146
Vested | shares	(37,879)
Unvested balance - ending | shares	284,267
Weighted Average Grant Date Fair Value
Unvested balance - beginning | $ / shares	$ 0
Granted | $ / shares	6.40
Vested | $ / shares	(6.34)
Unvested balance - ending | $ / shares	$ 6.41